Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Additional paid-in capital [member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance at beginning of period at Dec. 31, 2021	R$ 14,419,629	R$ 23	R$ 6,821,176	R$ 8,102,139	R$ (334,563)	R$ 0	R$ (171,939)	R$ 14,416,836	R$ 2,793
Profit (loss)	3,580,211					3,579,050		3,579,050	1,161
Other comprehensive income	215,713				215,713			215,713
Issue of equity	70,031		70,030					70,031
Increase (decrease) through share-based payment transactions, equity	584,772		95,241	488,746				583,987	785
Increase (decrease) through other changes, equity	(11,503)				(15,059)			(15,059)	3,556
Increase (decrease) through treasury share transactions, equity	(1,814,823)						1,814,823	1,814,823
Increase (decrease) through appropriation of retained earnings, equity				3,579,050		(3,579,050)
Dividends recognised as distributions to owners of parent	(1,820)								(1,820)
Balance at end of period at Dec. 31, 2022	17,042,210	24	6,986,447	12,169,935	(133,909)	0	(1,986,762)	17,035,735	6,475
Profit (loss)	3,899,391					3,898,702		3,898,702	689
Other comprehensive income	549,824				549,824			549,824
Issue of equity	2,097,326	2	1,886,172	211,152				2,097,326
Increase (decrease) through share-based payment transactions, equity	365,715		330,000	35,388				365,388	327
Increase (decrease) through other changes, equity	(43,612)				(39,466)			(39,466)	(4,146)
Increase (decrease) through treasury share transactions, equity	(915,859)						(915,859)	(915,859)
Cancellation of treasury shares			(2,785,504)				2,785,504
Increase (decrease) through appropriation of retained earnings, equity				3,898,702		(3,898,702)
Dividends recognised as distributions to owners of parent	(3,544,151)			(3,542,298)				(3,542,298)	(1,853)
Balance at end of period at Dec. 31, 2023	19,450,844	26	6,417,115	12,772,879	376,449	0	(117,117)	19,449,352	1,492
Profit (loss)	4,514,840					4,513,409		4,513,409	1,431
Other comprehensive income	(1,155,581)				(1,155,581)			(1,155,581)
Issue of equity	106,412		106,412					106,412
Increase (decrease) through share-based payment transactions, equity	417,257		376,514	38,990				415,504	1,753
Increase (decrease) through other changes, equity	105,149				105,154			105,154	(5)
Increase (decrease) through treasury share transactions, equity	(1,353,611)		0				(1,353,611)	(1,353,611)
Cancellation of treasury shares			1,248,548				(1,248,548)
Increase (decrease) through appropriation of retained earnings, equity				4,513,409		(4,513,409)
Dividends recognised as distributions to owners of parent	(2,038,073)			(2,037,082)				(2,037,082)	(991)
Balance at end of period at Dec. 31, 2024	R$ 20,047,237	R$ 26	R$ 5,651,493	R$ 15,288,196	R$ (673,978)	R$ 0	R$ (222,180)	R$ 20,043,557	R$ 3,680